                               HSBC FUNDS TRUST

                         SUPPLEMENT DATED MAY 6, 1999
                      TO THE PROSPECTUS DATED MAY 6, 1999

With respect to the references to the HSBC Funds, as of the date of this supplement, Class B and Class C shares of the Cash Management Fund are not yet being offered as an exchange option. The Class B and Class C shares of the Fund will be available as an exchange privilege as of July 1, 1999.

                 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE